Others, net (Tables)	12 Months Ended
Dec. 31, 2025
Others, net
Schedule of others non-operating income (expense), net
Others, net consist of the following:

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
(Losses)/gains from fair value change of long-term investments	(855)	1,355	397
Interest income	9,576	9,353	9,056
Gains from acquirements or disposals of businesses and investments	89	652	55
Impairment of investments	(3,043)	(3,299)	(827)
Foreign exchange (losses)/gains, net	(28)	(111)	309
Others	1,757	5,421	8,337

Total	7,496	13,371	17,327